Other Operating Income and Expense - Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Taxes other than income taxes	$ 4,649	$ 4,863	$ 6,683
Provisions	110	139	0
Total	$ 4,759	$ 5,002	$ 6,683